CONVERTIBLE NOTE RECEIVABLE (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2022
Financing Receivable, Allowance for Credit Loss [Line Items]
Convertible note receivable			$ 0	$ 259	$ 250
Note receivable, interest rate					5.00%
Convertible debt			0
Impairment loss			116	0
Interest income	$ 4	$ 10	24	$ 18
Convertible Note Receivable, Accrued Interest
Financing Receivable, Allowance for Credit Loss [Line Items]
Impairment loss			272
Interest income			$ 22